Shareholder Report, Average Annual Return (Details) 74200027200_Templeton Global Dynamic Income Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		25.78%	3.51%	2.93%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		26.78%	3.51%	2.93%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	14.35%	3.62%	6.13%
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index
Average Annual Return, Percent	[2],[3]	15.32%	4.61%	6.70%
JP Morgan Global Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Global Government Bond Index
Average Annual Return, Percent		6.56%	(3.74%)	0.35%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[2]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[3]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.